Fair Value Measurement (Details 1) - Level 3 [Member] - Warrants [Member] - Fair value recurring [Member] - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Beginning balance	$ 203,320	$ 115,721
Change in unrealized appreciation (depreciation)	(101,233)	310,195
Ending Balance	102,087	425,916
Net change in unrealized depreciation relating to investments still held at June 30, 2020	$ (101,233)	$ 310,195